Risk Management (Details 11) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
By Economic Activity Sector [Abstract]
Public sector		R$ 9,676,927	R$ 8,813,581
Public sector %		2.60%	2.20%
Oil, derivatives and aggregate activities		R$ 9,410,382	R$ 8,813,581
Oil, derivatives and aggregate activities %		2.50%	2.20%
Production and distribution of electricity		R$ 1,322	R$ 0
Production and distribution of electricity %		0.00%	0.00%
Other industries		R$ 265,223	R$ 0
Other industries %		0.10%	0.00%
Private sector		R$ 364,136,738	R$ 383,270,292
Private sector %		97.40%	97.80%
Companies		R$ 190,148,345	R$ 212,344,421
Companies %		50.90%	54.20%
Real estate and construction activities		R$ 29,383,442	R$ 33,888,418
Real estate and construction activities %		7.90%	8.60%
Retail		R$ 23,935,638	R$ 25,346,471
Retail %		6.40%	6.50%
Services		R$ 17,996,533	R$ 18,172,147
Services %		4.80%	4.60%
Transportation and concession		R$ 14,190,284	R$ 17,044,780
Transportation and concession %		3.80%	4.30%
Automotive		R$ 10,014,454	R$ 13,148,526
Automotive %		2.70%	3.40%
Food products		R$ 8,866,028	R$ 10,870,635
Food products %		2.40%	2.80%
Wholesale		R$ 9,045,916	R$ 10,704,646
Wholesale %		2.40%	2.70%
Production and distribution of electricity		R$ 7,360,804	R$ 8,255,265
Production and distribution of electricity %		2.00%	2.10%
Siderurgy and metallurgy		R$ 7,001,290	R$ 7,800,237
Siderurgy and metallurgy %		1.90%	2.00%
Sugar and alcohol		R$ 7,042,811	R$ 7,514,693
Sugar and alcohol %		1.90%	1.90%
Other industries		R$ 55,311,145	R$ 59,598,603
Other industries %		14.80%	15.20%
Individuals		R$ 173,988,393	R$ 170,925,871
Individuals %		46.50%	43.60%
Total Portfolio		R$ 373,813,665	R$ 392,083,873
Total portfolio %		100.00%	100.00%
Impairment of loans and advances		R$ (27,055,566)	R$ (24,780,839)	R$ (25,455,204)
Total of net loans and advances to customers	[1]	R$ 346,758,099	R$ 367,303,034

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses.